Condensed Statements of Financial Position - ILS (₪) ₪ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Current assets
Cash and cash equivalents	₪ 8,361	₪ 14,144	₪ 15,993
Trade receivables, net	1,051	1,186	1,728
Other current assets at fair value	9,020	387	762
Financial investment (See note 5)	14,117
Inventory	3,699	3,813	4,140
Total current assets	36,248	19,530	22,623
Non-current assets
Trade receivables, net	328	452	735
Property and equipment, net	142	154	192
Restricted deposits	216	216	216
Right of usage asset, net	381	571	761
Total non-current assets	1,067	1,393	1,904
Total assets	37,315	20,923	24,527
Current liabilities
Current maturities of leasing liability	460	469	469
Trade payables	822	606	1,471
Other current liabilities	3,033	2,742	2,598
Liability in respect of government grants	6	62	239
Derivative warrants liability			54
Promissory notes, net		4,484	1,665
Total current liabilities	4,321	8,363	6,496
Non-current liabilities
Leasing liability, net current		204	408
Liability in respect of government grants	28	113	811
Total non-current liabilities	28	317	1,219
Shareholders’ equity
Share capital and premium	238,449	200,886	192,051
Capital reserve in respect of share-based payment	18,798	11,348	11,428
Accumulated deficit	(224,281)	(199,991)	(186,667)
Total shareholders’ equity	32,966	12,243	16,812
Total liabilities and shareholders’ equity	₪ 37,315	₪ 20,923	₪ 24,527